SUPPLEMENT

DATED OCTOBER 1, 2009 TO THE

AMENDED AND RESTATED

COMBINED STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)

FOR THE HARTFORD MUTUAL FUNDS

DATED MARCH 1, 2009 AS AMENDED AND RESTATED OCTOBER 1, 2009

The SAI is revised as follows:

(1) The section entitled “Fund Management — Non-Interested Directors,” the information for Ms. Jaffee is amended as follows:

NON-INTERESTED DIRECTORS

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

SANDRA S. JAFFEE (1941) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005	Ms. Jaffee served as Chairman (2008-2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995-2003).	96	N/A

(2) Effective September 28, 2009, Dr. Robert J. Froehlich has been named as an officer of The Hartford Mutual Funds.

Accordingly, in the section entitled “Fund Management — Officers and Interested Directors” of the SAI, the following information is being added:

OFFICERS AND INTERESTED DIRECTORS

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

DR. ROBERT J. FROEHLICH (1953) c/o Hartford Mutual Funds P.O. Box 2999 Hartford, CT 06104-2999	Senior Managing Director(3)	Since 2009

Dr. Froehlich joined The Hartford Financial Services Group, Inc., (“The Hartford”) as Senior Managing Director in September 2009.  Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management 1997 - 2009.

				N/A	N/A

(3) Dr. Froehlich is not an officer of The Hartford Income Shares Fund, Inc.

This Supplement should be retained with your SAI for future reference